RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Details)	6 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Related Party Transaction [Line Items]
Rights of use assets	¥ 6,084,606		$ 956,486	¥ 7,925,930
Operating Lease, liabilities	6,207,561		975,814	7,018,933
Monthly Payment
Related Party Transaction [Line Items]
Annual rental expense	1,330,000	$ 210,000
Related Party
Related Party Transaction [Line Items]
Rights of use assets	119,029		18,423	352,775
Operating Lease, liabilities	119,029		$ 18,423	¥ 352,775
Related Party | Monthly Payment
Related Party Transaction [Line Items]
Annual rental expense	¥ 110,833